Litigation and commitments (Details)	12 Months Ended
Dec. 31, 2023
Queretaro Aerospace Park
Disclosure of contingent liabilities [line items]
Remaining term of investment property (in years)	41 years
Querétaro Aerospace Park - Airport Concessions
Disclosure of contingent liabilities [line items]
Remaining term of investment property (in years)	34 years